Organization, Consolidation and Presentation of Financial Statements	9 Months Ended
Apr. 30, 2012
Organization, Consolidation and Presentation of Financial Statements:
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies

NOTE 1  BASIS OF PRESENTATION

 The accompanying unaudited interim financial statements of Medora Corp. (“Medora” or “Company”), have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and notes thereto contained in Medora’s Annual Report for the year ended July 31, 2011 filed with the SEC on Form 10-K.  In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein.  The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year.  Notes to the financial statements which would substantially duplicate the disclosures included in Medora’s fiscal 2011 financial statements have been omitted.

 Use of Estimates

 The preparation of consolidated financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to useful life of long-lived assets and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

 Subsequent Events

 The Company has evaluated subsequent events through the date these financial statements were issued to determine if there were any subsequent events to recognize or disclose in these financial statements.

 Recent Accounting Pronouncements

 The Company has implemented all new accounting pronouncements that are in effect and that may impact its consolidated financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.